Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss for the period	$ (7,658)	$ (2,937)	$ (5,073)	$ (14,400)
Adjustments to reconcile net income (loss) to net cash (used in) provided by operating activities:
Depreciation and amortization	18	22	46	51
Intangible asset impairment				7,494
Share-based compensation	628	392	616	333
Non-cash lease expense	58	20	40	34
Non-cash interest	451	31	187
Loss (gain) on investment	180	(411)
Gain on investment			(708)
Foreign currency loss (gain), net	(4)	(86)	(68)	(67)
Fair value adjustment of convertible debt	383	475	681
Fair value adjustment of derivative liabilities	(30)	(1,061)	(2,131)	(1,859)
Deferred income taxes	(310)	(829)	(1,286)	(3,760)
Changes in operating assets and liabilities:
Accounts receivable		95	95	(95)
Other current assets	(230)	338	510	(6)
Income taxes	(345)	649	(71)	500
Prepaid expenses	93	72	97	217
Accounts payable	151	(471)	(62)	237
Accrued liabilities	15	(164)	(36)	1,329
Operating lease liability	(47)	(42)	(88)	(74)
Deferred revenue				(47)
Net cash used in operating activities	(6,646)	(3,907)	(7,251)	(10,113)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property and equipment			(3)	(8)
Proceeds from sale of equity investment				237
Net cash used in investing activities			(3)	229
CASH FLOWS FROM FINANCING ACTIVITIES:
Line of credit			84
Bank debt	(23)	88
Proceeds from share issuance	12,125	1,593	3,703	13,557
Share issuance costs	(250)	(136)	(223)	(4,429)
Settlement of derivative financial liability				(673)
Purchase of non-controlling interests				(802)
Proceeds from convertible loan	1,200	1,007	3,002
Loan proceeds	2,945			8,658
Repayment of loan (Note 9)	(2,934)	(533)
Repayment of loan			(533)	(5,109)
Net cash provided by financing activities	13,062	2,019	6,033	11,202
Net increase (decrease) in cash	6,416	(1,888)	(1,221)	1,318
Effect of exchange rate changes on cash	(116)	755	(5)	(31)
Cash, beginning of period	298	1,524	1,524	237
Cash, end of period	6,598	391	298	1,524
Supplemental disclosure of cash flow information
Cash paid for income taxes		20		22
Cash paid for interest	293	24	40	47
Supplemental disclosure of non-cash investing and financing activities:
Conversion of convertible debt to equity	2,825	914	3,163	5,787
Conversion of debt to equity	55
Conversion of derivative liability to equity		911	1,412
Acquisition of NCI			1,873
Non-cash share issuance costs	$ 2,356	$ 48	$ 429